SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Amortization of Capitalized Costs over the Estimated Useful Lives (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Estimated Useful Life (Years)			3 years		3 years
Internally developed software	$ 96,741		$ 96,741		$ 80,664	$ 80,901
Accumulated amortization	(69,885)		(69,885)		(57,503)	(50,622)
Net	26,856		26,856		23,161	30,279
Amortization of internally developed software	$ 4,300	$ 3,800	$ 12,381	$ 13,255	$ 17,113	$ 19,384